Other operating expenses	12 Months Ended
Dec. 31, 2019
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Other operational expenses [Line Items]
Other operating expenses

17.  Other operating expenses

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017
	US$(000)	US$(000)	US$(000)

Optimization and prefeasibility/feasibility studies (a)	14,919	450	—
Fines and penalties (b)	14,183	—	—
Tax contingencies (c)	6,119	10,711	—
Royalties, ITAN and penalties (d)	—	55,088	243,798
Other expenses	2,895	2,434	15,028

	38,116	68,683	258,826

(a)   For the year ended December 31, 2019, represents charges related to projects for the optimization of the Company's operating processes.

(b)   Primarily represents land rights penalties with INGEMMET (US$6.8 million), SUNAT penalties related to 2012 income tax audit (US$4.7 million) and OSINERGMIN fines (US$2.7 million).

(c)   Primarily represents non-income tax contingencies related to SUNAT assessments for prior years.

(d)   Primarily represents penalties for income tax related to disputed mining royalties for the year 2006 through the year 2011 of US$33.8 million, penalties on disputed mining royalties for the period January 2009 through December 2013 of US$17.7 million and profit sharing adjustments related to GEM refund of US$3.6 million.

For the year ended December 31, 2017, represents disputed royalties for the period December 2006 through September 2011 of US$174.8 million, ITAN for the years 2009 to 2013 of US$33.6 million, profit sharing adjustments related to mining royalties of US$29.2 million and penalties on disputed royalties for the period December 2006 through the year 2008 of US$6.2 million. Disputed royalties and special mining taxes for the period October 2011 through the year 2013 were recognized in “income tax expense” in the statements of comprehensive income.